NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated December 22, 2009 to Statement of Additional Information dated April 1, 2009

The information on page 62 with respect to the Diversified Growth Portfolio is deleted and replaced with the following:

PORTFOLIO MANAGERS

Portfolio	Portfolio Manager(s)
NIF Diversified Growth Portfolio	George P. Maris

The information on page 62 with respect to the Mid Cap Growth Portfolio is deleted and replaced with the following:

PORTFOLIO MANAGERS

Portfolio	Portfolio Manager(s)
NIF Mid Cap Growth Portfolio	Matthew Peron

The information on page 62 with respect to the Small Company Growth Portfolio is deleted and replaced with the following:

PORTFOLIO MANAGERS

Portfolio	Portfolio Manager(s)
NIF Small Company Growth Portfolio	Matthew Peron and Michael J. Towle

* * *

The following information is added to the information under “Disclosure of Securities Ownership” on page 67:

Disclosure of Securities Ownership

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Matthew Peron	Mid Cap Growth Portfolio	$0